Equity (Details) - $ / shares	Aug. 05, 2024	Jun. 30, 2025	Dec. 31, 2024
Equity [Line Items]
Par value, per share		$ 0.00005	$ 0.00005
Number of ordinary shares	3
Common Stock [Member]
Equity [Line Items]
Par value, per share	$ 0.00005